SEGMENT REPORTING	12 Months Ended
Sep. 30, 2011
SEGMENT REPORTING

21. SEGMENT REPORTING

The Group operates and manages its business as a single segment that includes primarily the provision of online and offline education services and selling of related products.

The revenues attributable to the different service and product groups are as follows:

	Years ended September 30,
	2009	2010	2011
	US$	US$	US$

Online education services	22,279	23,982	30,788
Books and reference materials	2,709	3,939	4,743
Offline education services	2,576	1,557	2,907
Others	2,557	3,101	3,126

	30,121	32,579	41,564

Online education services accounted for 74.1%, 73.6% and 74.0% of the Group’s total net revenue for the years ended September 30, 2009, 2010 and 2011, respectively. Any significant reduction in sales from this service could have a substantial negative impact on the Group’s results of operations.

Geographic disclosures:

As the Group primarily generates its revenues from customers in the PRC, no geographical segments are presented. All of the Group’s long-lived assets are located in the PRC.